Income taxes - Disclosure of Current and Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other comprehensive income
Current taxes	$ 0	$ 0
Deferred taxes	(464)	(128)
Total income taxes (expense) recovery	(464)	(128)
Deficit
Current taxes	1	0
Deficit	1	(26)
Total income taxes (expense) recovery	$ 2	$ (26)